Summary of significant accounting policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2030	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure summary of significant accounting policies [Line Items]
Cash and cash equivalents		$ 100,318,000	$ 276,750,000	$ 133,036,000	$ 128,843,000
Write-off of unsuccessful exploration efforts		13,422,000	14,779,000	29,563,000
Impairment losses		$ 30,989,000	$ 0	$ 13,332,000
Ifrs Scenario Plan [Member]
Disclosure summary of significant accounting policies [Line Items]
Percentage of debt maturing	83.00%
Minimum
Disclosure summary of significant accounting policies [Line Items]
Useful life		3 years
Period of lease term		1 year
Maximum
Disclosure summary of significant accounting policies [Line Items]
Useful life		10 years
Period of lease term		15 years